Property, plant and equipment (Schedule of Net Book Value of Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	$ 15,950,352	$ 16,737,595	$ 16,971,000
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	1,316,000	1,291,000	1,217,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	4,227,000	4,056,000	3,625,000
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	9,255,000	9,879,000	7,187,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	75,000	76,000	78,000
Furniture, mixtures and computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	63,000	64,000	64,000
Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	$ 1,015,000	$ 1,371,000	$ 4,800,000